CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)		Preferred Stock [Member]		Preferred Stock [Member] Dror Ortho Design Ltd [Member]	Common Stock [Member]		Common Stock [Member] Dror Ortho Design Ltd [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Dror Ortho Design Ltd [Member]	Retained Earnings [Member]	Retained Earnings [Member] Dror Ortho Design Ltd [Member]	Total		Dror Ortho Design Ltd [Member]
Beginning balance, value at Dec. 31, 2020				$ 321			$ 253			$ 7,407,497		$ (8,045,700)			$ (637,629)
Beginning balance, shares at Dec. 31, 2020				119,548			111,177
Share-based compensation										1,414					1,414
Ordinary shares issued for services							$ 12			10,073					10,085
Ordinary shares issued for services (in shares)							3,708
Exercise of A-4 preferred warrants				$ 11						235,644					235,655
Exercise of A-4 preferred warrants (in shares)				3,512
Issuance of A-5 Preferred shares, Ordinary shares and warrants				$ 246			$ 29			3,083,490					3,083,765
Issuance of A-5 Preferred shares, Ordinary shares and warrants (in shares)				77,873			9,271
Net loss												(433,623)			(433,623)
Ending balance, value at Dec. 31, 2021		$ 758		$ 578	$ 43,774		$ 294		$ 10,694,458	10,738,118	$ (8,479,323)	(8,479,323)	$ 2,259,667		2,259,667
Balance, at ending (in shares) at Dec. 31, 2021		7,576,999	[1]	200,933	437,735,093	[1]	124,156
Share-based compensation									4,736				4,736
Net loss											(390,863)		(390,863)
Ending balance, value at Mar. 31, 2022		$ 758			$ 43,774				10,699,194		(8,870,186)		1,873,540
Balance, at ending (in shares) at Mar. 31, 2022	[1]	7,576,999			437,735,093
Beginning balance, value at Dec. 31, 2021		$ 758		$ 578	$ 43,774		$ 294		10,694,458	10,738,118	(8,479,323)	(8,479,323)	2,259,667		2,259,667
Beginning balance, shares at Dec. 31, 2021		7,576,999	[1]	200,933	437,735,093	[1]	124,156
Net loss													(1,101,674)
Ending balance, value at Sep. 30, 2022		$ 758			$ 43,774				10,709,222		(9,580,997)		1,172,757
Balance, at ending (in shares) at Sep. 30, 2022	[1]	7,576,999			437,735,093
Beginning balance, value at Dec. 31, 2021		$ 758		$ 578	$ 43,774		$ 294		10,694,458	10,738,118	(8,479,323)	(8,479,323)	2,259,667		2,259,667
Beginning balance, shares at Dec. 31, 2021		7,576,999	[1]	200,933	437,735,093	[1]	124,156
Share-based compensation										19,908					19,908
Net loss												(1,683,499)			(1,683,499)
Ending balance, value at Dec. 31, 2022		$ 758		$ 578	$ 43,774		$ 294		10,714,366	10,758,026	(10,162,822)	(10,162,822)	596,076	[2]	596,076
Balance, at ending (in shares) at Dec. 31, 2022		7,576,999	[1]	200,933	437,735,093	[1]	124,156
Beginning balance, value at Mar. 31, 2022		$ 758			$ 43,774				10,699,194		(8,870,186)		1,873,540
Beginning balance, shares at Mar. 31, 2022	[1]	7,576,999			437,735,093
Share-based compensation									4,884				4,884
Net loss											(426,785)		(426,785)
Ending balance, value at Jun. 30, 2022		$ 758			$ 43,774				10,704,078		(9,296,971)		1,451,639
Balance, at ending (in shares) at Jun. 30, 2022	[1]	7,576,999			437,735,093
Share-based compensation									5,144				5,144
Net loss											(284,026)		(284,026)
Ending balance, value at Sep. 30, 2022		$ 758			$ 43,774				10,709,222		(9,580,997)		1,172,757
Balance, at ending (in shares) at Sep. 30, 2022	[1]	7,576,999			437,735,093
Beginning balance, value at Dec. 31, 2022		$ 758		$ 578	$ 43,774		$ 294		10,714,366	10,758,026	(10,162,822)	(10,162,822)	596,076	[2]	596,076
Beginning balance, shares at Dec. 31, 2022		7,576,999	[1]	200,933	437,735,093	[1]	124,156
Return of founders shares to the Company as part of claim settlement					$ (33,096)			$ 33,096
Return of founders shares to the Company as part of claim settlement, shares					(330,952,906)	[1]		330,952,906
Share-based compensation									5,032				5,032
Net loss											(465,604)		(465,604)
Ending balance, value at Mar. 31, 2023		$ 758			$ 10,678			$ 33,096	10,719,398		(10,628,426)		135,504
Balance, at ending (in shares) at Mar. 31, 2023		7,576,999	[1]		106,782,187	[1]		330,952,906
Beginning balance, value at Dec. 31, 2022		$ 758		$ 578	$ 43,774		$ 294		10,714,366	$ 10,758,026	(10,162,822)	$ (10,162,822)	596,076	[2]	$ 596,076
Beginning balance, shares at Dec. 31, 2022		7,576,999	[1]	200,933	437,735,093	[1]	124,156
Net loss													(1,304,922)
Ending balance, value at Sep. 30, 2023		$ 1,047			$ 49,545				14,600,880		(11,467,744)		3,183,728	[2]
Balance, at ending (in shares) at Sep. 30, 2023		10,463,363	[1]		495,454,546	[1]
Beginning balance, value at Mar. 31, 2023		$ 758			$ 10,678			$ 33,096	10,719,398		(10,628,426)		135,504
Beginning balance, shares at Mar. 31, 2023		7,576,999	[1]		106,782,187	[1]		330,952,906
Share-based compensation									5,088				5,088
Net loss											(285,782)		(285,782)
Ending balance, value at Jun. 30, 2023		$ 758			$ 10,678			$ 33,096	10,724,486		(10,914,208)		(145,190)
Balance, at ending (in shares) at Jun. 30, 2023		7,576,999	[1]		106,782,187	[1]		330,952,906
Private Placement Investment, net of issuance costs		$ 289			$ 18,636				4,634,279				4,653,204
Private Placement Investment, net of issuance costs, shares	[1]	2,886,364			186,363,631
Settlement of Treasury Stock prior to recapitalization								$ (33,096)	33,096
Settlement of Treasury Stock prior to recapitalization, shares								(330,952,906)
Reverse re-capitalization					$ 20,231				(793,497)				(773,266)
Reverse re-capitalization, shares	[1]				202,308,728
Share-based compensation									2,516				2,516
Net loss											(553,536)		(553,536)
Ending balance, value at Sep. 30, 2023		$ 1,047			$ 49,545				$ 14,600,880		$ (11,467,744)		$ 3,183,728	[2]
Balance, at ending (in shares) at Sep. 30, 2023		10,463,363	[1]		495,454,546	[1]

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1
[2]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1